PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 29, 2024
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT:

	Land	Buildings and improvements	Manufacturing equipment	Other equipment	Assets not yet utilized in operations	Total

2024

Cost
Balance, December 31, 2023	$129,569	$601,486	$1,313,960	$172,228	$185,251	$2,402,494
Additions	238	24,652	55,770	8,065	53,764	142,489
Transfers	—	73,707	103,684	3,910	(181,301)	—
Disposals(1)	(899)	(49,319)	(35,091)	(9,095)	—	(94,404)
Balance, December 29, 2024	$128,908	$650,526	$1,438,323	$175,108	$57,714	$2,450,579

Accumulated depreciation
Balance, December 31, 2023	$—	$283,325	$806,086	$138,568	$—	$1,227,979
Depreciation (note 20)	—	26,620	72,996	11,516	—	111,132
Disposals(1)	—	(23,785)	(28,897)	(9,090)	—	(61,772)
Balance, December 29, 2024	$—	$286,160	$850,185	$140,994	$—	$1,277,339
Carrying amount, December 29, 2024	$128,908	$364,366	$588,138	$34,114	$57,714	$1,173,240

	Land	Buildings and improvements	Manufacturing equipment	Other equipment	Assets not yet utilized in operations	Total

2023

Cost
Balance, January 1, 2023	$130,940	$591,302	$1,205,601	$175,366	$172,754	$2,275,963
Additions	2,910	28,661	31,337	6,659	126,126	195,693
Transfers	—	11,024	97,684	4,921	(113,629)	—
Disposals(1)	(4,281)	(29,501)	(20,662)	(14,718)	—	(69,162)
Balance, December 31, 2023	$129,569	$601,486	$1,313,960	$172,228	$185,251	$2,402,494

Accumulated depreciation
Balance, January 1, 2023	$—	$263,383	$756,317	$141,094	$—	$1,160,794
Depreciation (note 20)	—	23,493	66,694	10,974	—	101,161
Disposals(1)	—	(3,551)	(16,925)	(13,500)	—	(33,976)
Balance, December 31, 2023	$—	$283,325	$806,086	$138,568	$—	$1,227,979
Carrying amount, December 31, 2023	$129,569	$318,161	$507,874	$33,660	$185,251	$1,174,515
(1) Disposals include the write-off of certain equipment relating to facility closures. See note 17 "Restructuring and acquisition-related costs" for additional information.

Assets not yet utilized in operations include expenditures incurred to date for plant expansions which are still in process and equipment not yet placed into service as at the end of the reporting period.
As at December 29, 2024, there were contractual purchase obligations outstanding of approximately $50.7 million (December 31, 2023 - $104.7 million)